Goodwill and intangible assets - Summary of Movements in Goodwill and Intangible Assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) company	Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 40,901
Intangible assets and goodwill at end of period	€ 34,764	€ 40,901
Number of brands with significant carrying value | company	5
Cominex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification to held for sale		(17)
Elida Beauty
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification to held for sale		(532)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 46,765	44,840
Additions through business combinations	1,873	692
Disposal of businesses	(54)	(600)
Distributed through demerger	(4,109)
Reclassification to held for sale		(99)
Additions	177	233
Disposals and other movements	(134)	120
Hyperinflationary adjustment	(120)	318
Currency retranslation	(3,926)	1,261
Intangible assets and goodwill at end of period	40,472	46,765
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,864)	(5,374)
Distributed through demerger	58
Disposals and other movements	133	36
Currency retranslation	263	(151)
Amortisation/impairment for the year	(298)	(375)
Intangible assets and goodwill at end of period	(5,708)	(5,864)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,311
Intangible assets and goodwill at end of period	17,709	22,311
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	23,471	22,266
Additions through business combinations	764	310
Disposal of businesses	(4)	(60)
Distributed through demerger	(3,322)
Reclassification to held for sale		(47)
Additions	0	0
Disposals and other movements	(6)	132
Hyperinflationary adjustment	(108)	284
Currency retranslation	(1,929)	586
Intangible assets and goodwill at end of period	18,866	23,471
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,160)	(1,157)
Distributed through demerger	0
Disposals and other movements	0	(3)
Currency retranslation	3	0
Amortisation/impairment for the year	0	0
Intangible assets and goodwill at end of period	(1,157)	(1,160)
Indefinite-life intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,856
Intangible assets and goodwill at end of period	16,455	17,856
Indefinite-life intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,337	17,967
Additions through business combinations	1,108	382
Disposal of businesses	(49)	(510)
Distributed through demerger	(712)
Reclassification to held for sale		(47)
Additions	6	3
Disposals and other movements	9	2
Hyperinflationary adjustment	(12)	34
Currency retranslation	(1,722)	506
Intangible assets and goodwill at end of period	16,965	18,337
Indefinite-life intangible assets | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(481)	(345)
Distributed through demerger	0
Disposals and other movements	1	0
Currency retranslation	18	(9)
Amortisation/impairment for the year	(48)	(127)
Intangible assets and goodwill at end of period	(510)	(481)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	678
Intangible assets and goodwill at end of period	585	678
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,801	3,483
Additions through business combinations	1	0
Disposal of businesses	(1)	(26)
Distributed through demerger	(43)
Reclassification to held for sale		(5)
Additions	170	229
Disposals and other movements	(72)	(23)
Hyperinflationary adjustment	0	0
Currency retranslation	(217)	143
Intangible assets and goodwill at end of period	3,639	3,801
Software | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,123)	(2,841)
Distributed through demerger	34
Disposals and other movements	71	47
Currency retranslation	186	(116)
Amortisation/impairment for the year	(222)	(213)
Intangible assets and goodwill at end of period	(3,054)	(3,123)
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	56
Intangible assets and goodwill at end of period	15	56
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,156	1,124
Additions through business combinations	0	0
Disposal of businesses	0	(4)
Distributed through demerger	(32)
Reclassification to held for sale		0
Additions	1	1
Disposals and other movements	(65)	9
Hyperinflationary adjustment	0	0
Currency retranslation	(58)	26
Intangible assets and goodwill at end of period	1,002	1,156
Other | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,100)	(1,031)
Distributed through demerger	24
Disposals and other movements	61	(8)
Currency retranslation	56	(26)
Amortisation/impairment for the year	(28)	(35)
Intangible assets and goodwill at end of period	(987)	(1,100)
Horlicks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,719
Intangible assets and goodwill at end of period	2,310	2,719
Knorr
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,860
Intangible assets and goodwill at end of period	1,793	1,860
Paula's Choice
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,807
Intangible assets and goodwill at end of period	1,602	1,807
Hellmann's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,285
Intangible assets and goodwill at end of period	1,161	1,285
Carver Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,278
Intangible assets and goodwill at end of period	€ 1,158	€ 1,278